Trade Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade Receivables
21. TRADE RECEIVABLES

	2020	2019
Accounts receivable	2,917,099	3,210,686
Accounts receivable in litigations	56,770	74,678
Notes receivable	16,756	8,700
Foreign customers	66,730	23,903

Subtotal	3,057,355	3,317,967
Allowance for doubtful accounts	(67,965)	(86,177)

Total	2,989,390	3,231,790

The trade receivables disclosed above are carried at amortized cost.
Interest are recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated based on a percentage of uncollectability according to maturity ranges for each receivable. This historical percentage should address the expectations of future credit collectability and therefore those estimated behavior changes.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2020 and 2019. Accounts receivable aging is as follows:

	2020	2019
To expire	1,709,167	1,825,878
Past due:
0 to 30 days	703,764	1,077,750
31 to 60 days	50,045	121,859
61 to 90 days	16,310	57,242
More than 90 days	578,069	235,238

Total	3,057,355	3,317,967

Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.

Aging of past due, but not impaired, accounts receivable is as follows:

	2020	2019
Past due:
0 to 30 days	703,764	1,077,750
31 to 60 days	50,045	121,859
61 to 90 days	16,310	57,242
More than 90 days	510,104	149,061

Total	1,280,223	1,405,912
Average age of overdue balances (in days)	47	28

The average age of past due and impaired balances is as follows:

	2020	2019
Past due:
More than 90 days	67,965	86,177

Total	67,965	86,177

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the trade receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of the credit risk is limited due to the fact that the customer base is large and independent.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2019	41,461
Increases	63,789
Decreases (*)	(19,073)

Balance as of December 31, 2019	86,177
Increases	6,001
Decreases (*)	(24,213)

Balance as of December 31, 2020	67,965

(*)	Includes allocation of provisions for specific purposes and inflation adjustment effect.